33. COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments
COMMITMENTS

33           COMMITMENTS

In the normal course of the business, the Company enters into agreements with third parties for the purchase of raw material, mainly corn and soymeal. The agreed prices in these agreements can be fixed or variable. The Company also enters into other agreements, such as electricity supply, packaging supplies, construction of buildings and others for the supply of its manufacturing activities. The firm commitments schedule is set forth below:

12.31.19
Current	4,306,217
Non-current	1,689,755
2021	537,487
2022	275,083
2023	199,302
2024	192,780
2025 onwards	485,103
5,995,972